As filed with the Securities and Exchange Commission on February 6, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21487

Helios Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS STRATEGIC INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6%
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4	5.20%	12/11/38	$625	$ 685,885
Series 2007-T28, Class A4	5.74	09/11/42	670	770,779
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4	5.32	12/11/49	1,000	1,060,653
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 1	6.01	12/10/49	500	558,113
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class A4 1	6.06	04/15/45	650	729,515
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4	5.16	02/15/31	670	739,165
Series 2006-C6, Class A4	5.37	09/15/39	670	742,671
Morgan Stanley Capital I
Series 2007-T27, Class A4 1	5.79	06/11/42	660	751,834
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5	5.34	12/15/43	890	938,182
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $6,851,899)				6,976,797
INVESTMENT GRADE CORPORATE BONDS - 21.1%
Basic Industry - 9.3%
Alcoa, Inc. 2	5.55	02/01/17	1,000	1,066,361
ArcelorMittal 2,6	6.13	06/01/18	500	493,781
Domtar Corp.	10.75	06/01/17	250	315,000
The Dow Chemical Co. 2	5.70	05/15/18	1,000	1,114,050
Westlake Chemical Corp. 2	6.63	01/15/16	500	506,250
Total Basic Industry
(Cost - $2,938,514)				3,495,442
Capital Goods - 1.5%
Tyco Electronics Group S.A. 2,6
(Cost - $468,988)	6.55	10/01/17	500	577,599
Consumer Cyclical - 0.8%
International Game Technology
(Cost - $288,552)	7.50	06/15/19	250	288,070
Consumer Non-Cyclical - 5.2%
Altria Group, Inc. 2	9.70	11/10/18	500	672,706
Anheuser-Busch InBev Worldwide, Inc. 2	7.75	01/15/19	1,000	1,295,159
Total Consumer Non-Cyclical
(Cost - $1,580,452)				1,967,865
Media - 1.7%
Time Warner Cable, Inc. 2
(Cost - $497,326)	8.25	04/01/19	500	628,006
Telecommunications - 2.6%
Qwest Corp. 2
(Cost - $965,731)	6.88	09/15/33	1,000	993,290
Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $6,739,563)				7,950,272
HIGH YIELD CORPORATE BONDS - 86.8%
Basic Industry - 7.2%
AK Steel Corp. 2	7.63	05/15/20	200	188,000
Associated Materials LLC 2	9.13	11/01/17	500	436,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 2	8.88	02/01/18	500	468,750
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 3,4	9.50	12/01/19	300	315,000
Momentive Performance	9.00	01/15/21	250	190,000
Ply Gem Industries, Inc.	8.25	02/15/18	245	213,456
Solutia, Inc.	8.75	11/01/17	250	273,125
Trimas Corp. 2	9.75	12/15/17	245	265,825
Xerium Technologies, Inc. 3,4	8.88	06/15/18	395	357,475
Total Basic Industry
(Cost - $2,922,535)				2,707,881

See Notes to Portfolio Investments and Notes to Financial Statements.

1

HELIOS STRATEGIC INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Capital Goods - 5.9%
Berry Plastics Corp. 2	9.50%	05/15/18	$500	$502,500
Building Materials Corp. of America 3,4	6.75	05/01/21	250	262,500
Crown Cork & Seal Co., Inc. 2	7.38	12/15/26	500	515,000
Owens-Illinois, Inc. 2	7.80	05/15/18	400	442,000
Terex Corp.	8.00	11/15/17	525	514,500
Total Capital Goods
(Cost - $2,120,147)				2,236,500
Consumer Cyclical - 11.5%
ACE Hardware Corp. 2,3,4	9.13	06/01/16	500	530,000
American Axle & Manufacturing, Inc.	7.75	11/15/19	175	171,500
American Axle & Manufacturing, Inc. 2	7.88	03/01/17	500	495,000
DineEquity, Inc.	9.50	10/30/18	85	91,269
Ford Motor Co. 2	6.50	08/01/18	450	474,750
Levi Strauss & Co. 2	7.63	05/15/20	475	485,094
McJunkin Red Man Corp.	9.50	12/15/16	450	456,750
MGM Mirage 2	7.63	01/15/17	525	500,062
MTR Gaming Group, Inc. 3,4	11.50	08/01/19	160	136,400
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 2	8.88	03/15/18	250	244,375
Pittsburgh Glass Works LLC 3,4	8.50	04/15/16	120	115,500
Tenneco, Inc. 2	6.88	12/15/20	525	538,125
Visteon Corp. 3,4	6.75	04/15/19	80	79,800
Total Consumer Cyclical
(Cost - $4,080,403)				4,318,625
Consumer Non-Cyclical - 11.1%
American Reprographics Co. 2	10.50	12/15/16	500	445,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2	8.25	01/15/19	525	521,062
C&S Group Enterprises LLC 2,3,4	8.38	05/01/17	500	527,500
Iron Mountain Inc.	8.38	08/15/21	225	239,625
Iron Mountain Inc. 2	8.75	07/15/18	500	520,000
Reynolds Group Issuer LLC 2,3,4	9.00	04/15/19	430	408,500
Rite Aid Corp. 2	8.63	03/01/15	250	241,250
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25	02/01/21	275	278,437
RSC Equipment Rental, Inc./RSC Holdings III LLC 2	10.25	11/15/19	250	272,500
United Rentals North America, Inc. 2	8.38	09/15/20	725	706,875
Total Consumer Non-Cyclical
(Cost - $4,169,688)				4,160,749
Energy - 15.8%
Arch Coal Inc. 2	8.75	08/01/16	475	518,938
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 2	8.63	10/15/20	500	523,125
Chaparral Energy, Inc.	8.88	02/01/17	125	129,375
Consol Energy Inc. 2	8.25	04/01/20	500	552,500
Crosstex Energy LP/Crosstex Energy Finance Corp. 2	8.88	02/15/18	475	518,938
EV Energy Partners LP/EV Energy Finance Corp. 2	8.00	04/15/19	525	534,188
Frac Tech Services LLC/Frac Tech Finance, Inc. 2,3,4	7.63	11/15/18	325	340,438
GMX Resources Inc. 2,3,4,7	11.00	12/01/17	187	151,470
Hercules Offshore, Inc. 2,3,4	10.50	10/15/17	300	291,750
Hilcorp Energy I LP/Hilcorp Finance Co. 2,3,4	8.00	02/15/20	475	508,250
Key Energy Services, Inc.	6.75	03/01/21	125	125,000
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	140	151,900
Petroleum Geo-Services ASA 3,4,6	7.38	12/15/18	225	229,500
SESI LLC 2	6.88	06/01/14	425	427,125
Trinidad Drilling Limited 2,3,4,6	7.88	01/15/19	310	319,300
Venoco, Inc.	8.88	02/15/19	500	450,000
W&T Offshore, Inc. 3,4	8.50	06/15/19	185	191,475
Total Energy
(Cost - $5,917,777)				5,963,272

See Notes to Portfolio Investments and Notes to Financial Statements.

2

HELIOS STRATEGIC INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Finance & Investment - 3.7%
FireKeepers Development Authority 2,3,4	13.88%	05/01/15	$500	$567,500
Ineos Finance PLC 3,4,6	9.00	05/15/15	275	279,125
Marina District Finance Co., Inc.	9.88	08/15/18	500	456,250
Masonite International Corp. 3,4,6	8.25	04/15/21	80	78,400
Motors Liquidation Co.	7.13	07/15/13	250	2,500
Motors Liquidation Co. 2	8.38	07/15/33	1,250	12,500
Total Finance & Investment
(Cost - $1,371,725)				1,396,275
Media - 5.9%
Cablevision Systems Corp. 2	8.63	09/15/17	475	526,063
CCO Holdings LLC/Cap Corp. 2	8.13	04/30/20	550	602,250
Insight Communications, Inc. 2,3,4	9.38	07/15/18	475	542,688
Mediacom LLC/Mediacom Cap Corp. 2	9.13	08/15/19	500	530,625
Total Media
(Cost - $2,049,859)				2,201,626
Real Estate - 1.2%
Realogy Corp. 2,3,4
(Cost - $470,689)	7.88	02/15/19	525	456,750
Services Cyclical - 6.3%
AMC Entertainment Inc. 2	8.75	06/01/19	600	621,000
Beazer Homes USA, Inc. 2	9.13	06/15/18	250	171,875
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.	9.13	08/01/18	100	108,750
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. 2	11.25	06/01/17	525	557,156
Hovnanian Enterprises Inc.	10.63	10/15/16	500	398,750
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 2,3,4	8.88	04/15/17	500	496,250
Total Services Cyclical
(Cost - $2,522,650)				2,353,781
Services Non-Cyclical - 2.2%
HCA, Inc.	8.00	10/01/18	525	555,188
Health Management Associates Inc. 3,4	7.38	01/15/20	250	260,000
Total Services Non-Cyclical
(Cost - $783,214)				815,188
Technology & Electronics - 2.7%
First Data Corp. 2,3,4	8.25	01/15/21	500	447,500
First Data Corp.	9.88	09/24/15	51	47,940
Freescale Semiconductor, Inc. 2,3,4	9.25	04/15/18	475	507,656
Total Technology & Electronics
(Cost - $1,002,353)				1,003,096
Telecommunications - 10.3%
Cincinnati Bell, Inc.	8.25	10/15/17	240	241,200
Cincinnati Bell, Inc.	8.38	10/15/20	235	234,412
Citizens Communications Corp. 2	7.13	03/15/19	900	877,500
Clear Channel Communications, Inc.	9.00	03/01/21	500	421,250
inVentiv Health, Inc. 3,4	10.00	08/15/18	205	187,575
Nextel Communications, Inc.	7.38	08/01/15	475	434,625
PAETEC Holding Corp.	9.50	07/15/15	250	261,875
PAETEC Holding Corp.	9.88	12/01/18	250	275,000
Sprint Nextel Corp.	8.38	08/15/17	500	448,125
Windstream Corp. 2	7.00	03/15/19	500	505,000
Total Telecommunications
(Cost - $3,946,925)				3,886,562
Utility - 3.0%
Calpine Corp. 2,3,4	7.25	10/15/17	475	498,750
Edison Mission Energy	7.00	05/15/17	250	162,500
NRG Energy, Inc. 2	8.50	06/15/19	475	482,125
Total Utility
(Cost - $1,143,310)				1,143,375
Total HIGH YIELD CORPORATE BONDS
(Cost - $32,501,275)				32,643,680

See Notes to Portfolio Investments and Notes to Financial Statements.

3

HELIOS STRATEGIC INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
TERM LOANS - 0.4%
Texas Competitive Electric Holdings Co. LLC 1,4
(Cost - $194,242)	4.78%	01/09/12	$238	$150,509

			Shares
COMMON STOCKS - 7.7%
Consumer Discretionary - 0.3%
General Motors Company 5
(Cost - $296,245)			6,099	123,626
Consumer Staples - 1.3%
B&G Foods, Inc.
(Cost - $247,294)			20,000	481,400
Energy - 1.3%
BreitBurn Energy Partners LP			13,075	249,340
Crosstex Energy LP			7,800	126,516
Niska Gas Storage Partners LLC			12,500	111,125
Total Energy
(Cost - $632,765)				486,981
Materials - 0.7%
Huntsman Corp.
(Cost - $257,286)			25,696	256,960
Telecommunications - 3.8%
AT&T, Inc.			8,500	257,041
CenturyLink, Inc.			9,500	353,399
Frontier Communications Corp.			41,180	212,077
Verizon Communications, Inc.			7,500	300,900
Windstream Corp.			26,350	309,349
Total Telecommunications
(Cost - $1,529,134)				1,432,766
Utilities - 0.3%
Ferrellgas Partners LP
(Cost - $133,144)			6,750	128,048
Total COMMON STOCKS
(Cost - $3,095,868)				2,909,781
WARRANTS - 0.3%
Consumer Discretionary - 0.3%
General Motors Company 5
Expiration: July 2016
Exercise Price: $10.00			5,546	65,054
General Motors Company 5
Expiration: July 2019
Exercise Price: $18.33			5,546	43,370
Total Consumer Discretionary
(Cost - $336,206)				108,424
Total WARRANTS
(Cost - $336,206)				108,424
Total Investments - 134.9%
(Cost - $49,719,053)				50,739,463
Liabilities in Excess of Other Assets - (34.9)%				(13,125,608)
NET ASSETS - 100.0%				$ 37,613,855

See Notes to Portfolio Investments and Notes to Financial Statements.

4

HELIOS FUNDS
Notes to Portfolios of Investments (Unaudited)
December 31, 2011

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	- Variable Rate Security - Interest rate shown is the rate in effect as of December 31, 2011.
2	- Portion of entire principal amount pledged as collateral for margin loans.
3	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to
	registration, normally to qualified institutional buyers. As of December 31, 2011, the total value of all such investments were as follows:
	Fund	Value	% of Net Assets
	Helios Advantage Income Fund, Inc.	$16,645,222	29.89%
	Helios High Income Fund, Inc.	11,819,906	30.05
	Helios Multi-Sector High Income Fund, Inc.	14,418,550	32.49
	Helios Strategic Income Fund, Inc.	9,087,052	24.16
4	- Private Placement.
5	- Non-income producing security.
6	- Foreign security or a U.S. security of a foreign company.
7	- Payment in kind security.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2011 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$785,079	$144,533	$929,612

Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,458,388	50,845,546	-	-	-	54,303,934

Level 3 - Significant Unobservable Inputs	-	20,329,661	210,713	-	-	20,540,374
Total	$3,458,388	$71,175,207	$210,713	$785,079	$144,533	$75,773,920

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$574,635	$108,424	$683,059

Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,996,511	36,036,336	-	-	-	39,032,847

Level 3 - Significant Unobservable Inputs	-	14,656,970	165,560	-	-	14,822,530
Total	$2,996,511	$50,693,306	$165,560	$574,635	$108,424	$54,538,436

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$652,606	$126,469	$779,075

Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,465,087	40,604,123	-	-	-	44,069,210

Level 3 - Significant Unobservable Inputs	-	16,787,175	180,611	-	-	16,967,786
Total	$3,465,087	$57,391,298	$180,611	$652,606	$126,469	$61,816,071

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$2,909,781	$108,424	$ 3,018,205

Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-	7,950,272	21,205,566	-	-	-	29,155,838

Level 3 - Significant Unobservable Inputs	6,976,797	-	11,438,114	150,509	-	-	18,565,420
Total	$6,976,797	$7,950,272	$32,643,680	$150,509	$2,909,781	$108,424	$50,739,463

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$31,193,500	$291,584	$31,485,084
Accrued Discounts (Premiums)	159,980	6,645	166,625
Realized Gain/(Loss)	(1,425,045)	2,357	(1,422,688)
Change in Unrealized Appreciation (Depreciation)	84,794	(60,162)	24,632
Purchases at Cost	12,506,016	265,729	12,771,745
Sales Proceeds	(16,200,484)	(295,440)	(16,495,924)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(5,989,100)	-	(5,989,100)	(a)
Balance as of December 31, 2011	$20,329,661	$210,713	$20,540,374
Change in unrealized gains or losses relating to assets still held at reporting date	$ (727,947)	$ (61,255)	$(789,202)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$20,909,956	$229,102	$21,139,058
Accrued Discounts (Premiums)	70,217	5,220	75,437
Realized Gain/(Loss)	47,498	1,852	49,350
Change in Unrealized Appreciation (Depreciation)	(988,460)	(47,269)	(1,035,729)
Purchases at Cost	8,965,718	208,787	9,174,505
Sales Proceeds	(9,880,899)	(232,132)	(10,113,031)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(4,467,060)	-	(4,467,060)	(a)
Balance as of December 31, 2011	$14,656,970	$165,560	$14,822,530
Change in unrealized gains or losses relating to assets still held at reporting date	$ (528,418)	$ (48,128)	$(576,546)

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$23,513,374	$249,929	$23,763,303
Accrued Discounts (Premiums)	97,968	5,671	103,639
Realized Gain/(Loss)	(647,832)	2,021	(645,811)
Change in Unrealized Appreciation (Depreciation)	(314,139)	(51,543)	(365,682)
Purchases at Cost	9,257,537	227,768	9,485,305
Sales Proceeds	(10,641,915)	(253,235)	(10,895,150)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(4,477,818)	-	(4,477,818)	(a)
Balance as of December 31, 2011	$16,787,175	$180,611	$16,967,786
Change in unrealized gains or losses relating to assets still held at reporting date	$ (631,422)	$ (52,479)	$(683,901)

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$4,799,663	$14,795,090	$208,275	$19,803,028
Accrued Discounts (Premiums)	(24,247)	103,111	4,724	83,588
Realized Gain/(Loss)	-	(1,274,109)	1,684	(1,272,425)
Change in Unrealized Appreciation (Depreciation)	221,534	643,908	(42,952)	822,490
Purchases at Cost	1,979,847	5,982,088	189,807	8,151,742
Sales Proceeds	-	(6,177,584)	(211,029)	(6,388,613)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(2,634,390)	-	(2,634,390)	(a)
Balance as of December 31, 2011	$6,976,797	$11,438,114	$150,509	$18,565,420
Change in unrealized gains or losses relating to assets still held at reporting date	$ 221,534	$ (465,751)	$(43,733)	$ (287,950)

(a) Transferred due to increase/decrease of observable market data for these securities.

Credit Facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% on the total line of credit amount available plus the 3-month London Interbank Offered Rate on the amount outstanding.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2011	22,200,000	16,900,000	19,150,000	14,950,000
Line of credit amount unused at December 31, 2011	4,800,000	2,100,000	2,850,000	3,050,000
Average balance outstanding during the period	22,200,000	16,900,000	19,150,000	14,950,000
Interest expense incurred on line of credit during the period	223,786	160,863	185,153	149,588
Average interest rate during the nine month period ended December 31, 2011	1.32%	1.25%	1.27%	1.31%

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2011.

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$74,870,460	$3,711,242	$(2,807,782)	$903,460
Helios High Income Fund, Inc.	53,605,883	2,852,754	(1,920,201)	932,553
Helios Multi-Sector High Income Fund, Inc.	61,016,948	3,111,032	(2,311,909)	799,123
Helios Strategic Income Fund, Inc.	49,710,512	2,988,722	(1,959,771)	1,028,951

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Strategic Income Fund, Inc.

By (Signature and Title)              /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date       February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date        February 6, 2012

By (Signature and Title)*            /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date       February 6, 2012

* Print the name and title of each signing officer under his or her signature.